Cover	Jan. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36449
Entity Registrant Name	TrueCar, Inc.
Entity Central Index Key	0001327318
Entity Tax Identification Number	04-3807511
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 Santa Monica Blvd
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	800
Local Phone Number	200-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false